Financial Investments - Summary of Financial Investments (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Amortized cost	$ 51.8
Fair value through other comprehensive income	513.0
Fair value through profit or loss	304.4	$ 424.7
Total	869.2	424.7
Amortized cost, current portion	0.1
Amortized cost,non-current	51.7
Fair value through other comprehensive income, current portion	513.0
Fair value through profit or loss, current portion	304.4	409.8
Fair value through profit or loss, non-current		14.9
Current portion, total	817.5	409.8
Non-current, total	51.7	14.9
Private securities [member]
Disclosure of financial assets [line items]
Amortized cost	51.8
Total	51.8
Structured notes [member]
Disclosure of financial assets [line items]
Fair value through profit or loss	241.1	358.8
Total	241.1	358.8
Investment funds [member]
Disclosure of financial assets [line items]
Fair value through profit or loss	7.4	5.3
Total	7.4	5.3
Fixed deposits [member]
Disclosure of financial assets [line items]
Fair value through other comprehensive income	513.0
Total	513.0
Other Financial Instruments [member]
Disclosure of financial assets [line items]
Fair value through profit or loss	55.9	60.6
Total	$ 55.9	$ 60.6